UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Haven Capital Management LLC
Address: 655 Third Avenue
         New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:


         /s/ Stephen Ely                   New York, NY          1/19/2006
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  103

Form 13F Information Table Value Total:  $215 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F
REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT

                             TITLE OF                 VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER            CLASS         CUSIP    (x$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE     SHARED     NONE
-----------------------      --------     ---------  --------  ---------  ---  ----  -------  --------  --------  --------  --------
AGILENT TECHNOLOGIES INC     COMMON       00846u101    2,887       86725  SH         SOLE                0         0           86725
APPLE COMPUTER INC           COMMON        37833100      316        4400  SH         SOLE                0         0            4400
ABBOTT LABS                  COMMON         2824100    3,266       82830  SH         SOLE                0         0           82830
AUTO DATA PROCESSING         COMMON        53015103      349        7600  SH         SOLE                0         0            7600
AFLAC INC                    COMMON         1055102      585       12600  SH         SOLE                0         0           12600
AMERICAN INTL GROUP INC      COMMON         2687410    3,476       50947  SH         SOLE                0         0           50947
AMGEN                        COMMON        31162100      964       12224  SH         SOLE                0         0           12224
ANDREW CORP                  COMMON        34425108    1,773      165200  SH         SOLE                0         0          165200
ASIA PACIFIC FUND            COMMON        44901106      392       23622  SH         SOLE                0         0           23622
AVERY DENNISON CORP          COMMON        53611109    1,396       25250  SH         SOLE                0         0           25250
AMERICAN EXPRESS CO          COMMON        25816109      296        5750  SH         SOLE                0         0            5750
BANK OF AMERICA              COMMON        60505104      424        9194  SH         SOLE                0         0            9194
BECTON DICKINSON & CO        COMMON        75887109    3,500       58250  SH         SOLE                0         0           58250
BELLSOUTH CORP               COMMON        79860102    1,359       50157  SH         SOLE                0         0           50157
BP PLC ADR                   ADR           55622104      881       13718  SH         SOLE                0         0           13718
BROOKLINE BANCORP            COMMON       11373m107    2,480      175025  SH         SOLE                0         0          175025
ANHEUSER BUSCH COS INC       COMMON        35229103    1,920       44700  SH         SOLE                0         0           44700
CATERPILLAR INC              COMMON       149123101      531        9200  SH         SOLE                0         0            9200
COMCAST CORP                 COMMON        20030N20    2,194       85400  SH         SOLE                0         0           85400
COSTCO WHOLESALE             COMMON       22160K105     1911       38625  SH         SOLE                0         0           38625
CROSS TIMBERS RTY TR         TR UNIT      22757R109      342        7000  SH         SOLE                0         0            7000
COMPUTER SCIENCES CORP       COMMON       205363104     3169       62575  SH         SOLE                0         0           62575
CISCO SYS INC                COMMON        17275R10     3406      198948  SH         SOLE                0         0          198948
CHEVRONTEXACO CORP           COMMON       166764100      511        9000  SH         SOLE                0         0            9000
DIEBOLD INC                  COMMON       253651103     3783       99540  SH         SOLE                0         0           99540
DANAHER CORP DEL             COMMON       235851102      428        7674  SH         SOLE                0         0            7674
DOLLAR TREE STORES           COMMON       256747106     1085       45340  SH         SOLE                0         0           45340
DOVER CORP                   COMMON       260003108     1597       39450  SH         SOLE                0         0           39450
AMDOCS                       ORD          G02602103     4968      180650  SH         SOLE                0         0          180650
DEVON ENERGY CORP NEW        COMMON       25179M103     5178       82796  SH         SOLE                0         0           82796
ENGELHARD CORP               COMMON       292845104     2409       79900  SH         SOLE                0         0           79900
E M C CORP MASS              COMMON       268648102     4494      329970  SH         SOLE                0         0          329970
EQUITY OFFICE PRODS          COMMON       294741103      479       15803  SH         SOLE                0         0           15803
FEDEX CORP                   COMMON       31428X106     1788       17295  SH         SOLE                0         0           17295
FIRST FINL HLDGS INC         COMMON       320239106      307       10000  SH         SOLE                0         0           10000
FLORIDA EAST COAST IND       COMMON       340632108     1568       37000  SH         SOLE                0         0           37000
FLOUR CORP NEW               COMMON       343412102     6492       84025  SH         SOLE                0         0           84025
GENERAL ELEC CO              COMMON       369604103     5560      158625  SH         SOLE                0         0          158625
GENZYME CORP                 COMMON       372917104      283        4000  SH         SOLE                0         0            4000
GENERAL GROWTH PPTYS INC     COMMON       370021107     5603      119230  SH         SOLE                0         0          119230
GAP                          COMMON       364760108      176       10000  SH         SOLE                0         0           10000
HOME DEPOT INC               COMMON        43707610     4901      121080  SH         SOLE                0         0          121080
HARTE-HANKS                  COMMON       416196103      528       20000  SH         SOLE                0         0           20000
HARTFORD FINL SVCS GRP       COMMON       416515104     2828       32930  SH         SOLE                0         0           32930
HEWLETT PACKARD CO           COMMON       428236103     2734       95500  SH         SOLE                0         0           95500
INTL BUSINESS MACHINES       COMMON       459200101     2216       26959  SH         SOLE                0         0           26959
INTEL CORP                   COMMON       458140100      637       25535  SH         SOLE                0         0           25535
INGERSOLL RAND CO            COMMON       G4776G101     2854       70700  SH         SOLE                0         0           70700
JOHNSON & JOHNSON            CLASS A      478160104     1974       32850  SH         SOLE                0         0           32850
J P MORGAN CHASE & CO        COMMON       46625H100     2537       63930  SH         SOLE                0         0           63930
KIMBERLY CLARK CORP          COMMON       494368103     3362       56370  SH         SOLE                0         0           56370
KERR MCGEE CORP              COMMON       492386107      850        9357  SH         SOLE                0         0            9357
KYOCERA CORP                 COMMON         6499260      219        3000  SH         SOLE                0         0            3000
COCA COLA COMPANY            COMMON       191216100      242        6000  SH         SOLE                0         0            6000
LEGGETT & PLATT INC          COMMON       524660107     3241      141170  SH         SOLE                0         0          141170
LABORATORY CORP AMER HLD     COMMON       50540r409     6273      116498  SH         SOLE                0         0          116498
LILLY ELI & CO               COMMON       532457108     1457       25743  SH         SOLE                0         0           25743
MASCO CORP                   COMMON       574599106     4542      150450  SH         SOLE                0         0          150450
MEDTRONIC INC                COMMON        58505510      225        3900  SH         SOLE                0         0            3900
MARSHALL ILSLEY              COMMON       571834100     2026       47075  SH         SOLE                0         0           47075
3M CO                        COMMON       88579Y101     2302       29700  SH         SOLE                0         0           29700
ALTRIA GROUP INC             COMMON        02209S10      424        5675  SH         SOLE                0         0            5675
MOLEX INC CL A               NON VTG      608554200      417       16974  SH         SOLE                0         0           16974
MERCK & CO INC               COMMON       589331107     2016       63366  SH         SOLE                0         0           63366
MICROSOFT CORP               COMMON        59491810     4838      185005  SH         SOLE                0         0          185005
MURPHY OIL CORP              COMMON       626717102     1307       24200  SH         SOLE                0         0           24200
MEADWESTVACO CORP            COMMON       583334107     3774      134640  SH         SOLE                0         0          134640
NOBLE ENERGY                 COMMON       655044105     2164       53700  SH         SOLE                0         0           53700
NABORS INDUSTRIES LTD        COMMON       G6359F103     3252       42925  SH         SOLE                0         0           42925
NATIONAL OILWELL VARCO INC   COMMON       637071101     1505       24000  SH         SOLE                0         0           24000
OPTIMARK TECHNOLOGIES        SER B CV
                             PART P       683990204        2       15000  SH         SOLE                0         0           15000
PEPSICO INC                  COMMON       713448108     1071       18129  SH         SOLE                0         0           18129
PFIZER INC                   COMMON       717081103     2019       86599  SH         SOLE                0         0           86599
PRINCIPAL FINL GROUP         COMMON       74251V102     3116       65700  SH         SOLE                0         0           65700
PROCTOR & GAMBLE CO          COMMON       742718109      330        5700  SH         SOLE                0         0            5700
PROGRESSIVE CORP             COMMON       743315103      701        6000  SH         SOLE                0         0            6000
PENTAIR INC                  COMMON       709631105     2054       59500  SH         SOLE                0         0           59500
PRAXAIR INC                  COMMON       74005p104     5443      102770  SH         SOLE                0         0          102770
ROYAL DUTCH PETE CO          NY REG
                             SHARES       780257804     1420       23100  SH         SOLE                0         0           23100
M S EASTERN EUROPE FUND      COMMON       616988101      363       10500  SH         SOLE                0         0           10500
SCHERING PLOUGH              COMMON       806605101     1874       89900  SH         SOLE                0         0           89900
SAUER-DANFOSS INC            COMMON       804137107     3049      162100  SH         SOLE                0         0          162100
SILGAN HOLDINGS INC          COMMON       827048109     1642       45450  SH         SOLE                0         0           45450
SONOCO PRODUCTS              COMMON       835495102     1865       63428  SH         SOLE                0         0           63428
SOVEREIGN BANCORP            COMMON       845905108     3739      172960  SH         SOLE                0         0          172960
ST PAUL COS INC              COMMON       792860108     1778       39800  SH         SOLE                0         0           39800
STATE STREET CORP            COMMON       857477103     1008       18175  SH         SOLE                0         0           18175
SYSCO CORP                   COMMON       871829107     2405       77450  SH         SOLE                0         0           77450
AT&T INC                     COMMON       00206R102     2008       82000  SH         SOLE                0         0           82000
HANOVER INSURANCE GROUP      COMMON       410867105     2151       51494  SH         SOLE                0         0           51494
TDC A/S                      DEPOSITORY
                             RECEIPT      87236N102     1691       56600  SH         SOLE                0         0           56600
TIME WARNER                  COMMON       887317105     1843      105700  SH         SOLE                0         0          105700
TEXAS INSTRS INC             COMMON       882508104     5275      164480  SH         SOLE                0         0          164480
UNITED PARCEL SERVICE IN     CL B         911312106     3336       44390  SH         SOLE                0         0           44390
U S BANCORP DEL              COMMON       902973304     3370      112735  SH         SOLE                0         0          112735
UNITED TECHNOLOGIES CORP     COMMONG      913017109     2460       44000  SH         SOLE                0         0           44000
V F CORP                     COMMON       918204108     1350       24400  SH         SOLE                0         0           24400
WEATHERFORD INTL             COMMON       G95089101     2257       62340  SH         SOLE                0         0           62340
WEINGARTEN RLTY INVS         SH BEN INT   948741103      416       11000  SH         SOLE                0         0           11000
WILLIS GROUP HOLDING         COMMON       G96655108     1393       37700  SH         SOLE                0         0           37700
WATTS INDS INC               CL A         942749102     2132       70400  SH         SOLE                0         0           70400
WYETH                        CL A         G98255105      203        4400  SH         SOLE                0         0            4400
EXXON MOBIL CORP             COMMON       30231G102      911       16221  SH         SOLE                0         0           16221
   Report Totals                                     214,846   6,139,591                                                   6,139,591